NOTES PAYABLE (Details - Aggregate maturity on notes payable) - USD ($)	Jul. 31, 2026	Oct. 31, 2025
Debt Instrument [Line Items]
Notes payable	$ 680,500	$ 1,737,034
Total notes payable - related parties	750,500	1,887,034
Less current portion	(680,500)	(1,737,034)
Notes payable, non-current portion	70,000	$ 150,000
Notes Payable [Member]
Debt Instrument [Line Items]
Notes payable	680,500
Due after one year	70,000
Total notes payable - related parties	750,500
Less current portion	(680,500)
Notes payable, non-current portion	$ 70,000